Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Common Stock
Weighted average shares outstanding, diluted	868,565	2,848,607	934,755	10,327,553	5,965,080	24,000,000
Diluted, net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.40
Class A Non-Redeemable Common Stock
Weighted average shares outstanding, diluted	5,100,000	5,100,000	5,100,000	2,861,667	3,982,192
Diluted, net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)
Class B Common Stock
Weighted average shares outstanding, diluted	900,000	900,000	900,000	3,166,667	2,017,808	6,000,000
Diluted, net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.40